Other disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Other disclosures [Abstract]
Capital and Other Commitments
9.1	Capital and other commitments

	06/30/2023	06/30/2022
	$’000	$’000
Payable within one year
Water rights	518	208
Non-cancellable lease commitments	252	36
Exploration and evaluation expenditure commitments	170	169
Sub total	940	413
Payable after one year but not later than five years
Water rights	1,370	342
Non-cancellable lease commitments	71	29
Exploration and evaluation expenditure commitments	432	338
Sub total	1,872	709
Payable later than five years
Water rights	-	-
Non-cancellable operating lease rental commitments	-	-
Exploration and evaluation expenditure commitments	-	-
Sub total	-	-
Total commitments	2,812	1,122